Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 17 – EQUITY

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $1,263,125 and $1,230,387 as of June 30, 2022 and December 31, 2021, respectively.

Shares issuances

The Company is a company limited by shares established under the laws of the British Virgin Islands with 200,000,000 common shares authorized at $0.001 par value. As of June 30, 2022 and December 31, 2021, 43,108,112 and 28,965,034 common shares were issued and outstanding

On September 5, 2019, the Company entered into a consulting service agreement with FirstTrust Group, Inc. (“FirstTrust”), pursuant to which FirstTrust would assist the Company with strategic initiatives over the service period from August 16, 2019 to August 15, 2020. The Company issued 400,000 common shares valued at $448,000 based on the fair market price of the Company’s shares, at $1.12 per share on September 5, 2019.

Pursuant to the Company’s 2018 Incentive Plan, on January 22, 2020, the Company’s board of directors approved the issuance of an aggregate of 685,000 common shares of the Company with a fair value of $650,750 based on the Company’s share price of $0.95 per share at the grant date, as share-based compensation to its directors and executives in exchange for their services for the period from January 1, 2020 to December 31, 2021. For the for the six months ended June 30, 2022 and 2021, the Company recognized share-based compensation expenses of $Nil and $162,688 under this plan, respectively.

In addition, on February 3, 2020, the Company’s board of directors further approved the issuance of 290,000 common shares of the Company with a fair value of $333,500 based on the Company’s share price of $1.15 per share at the grant date, to award certain employees and one officer, in exchange for their services during the period from January 1, 2020 to December 31, 2021. For the six months ended June 30, 2022 and 2021, the Company recognized share-based compensation expenses of $Nil and $83,375, respectively.

In April 2021, the Company entered into a consulting service agreement with Geniusland International Capital Ltd., (“Geniusland”) Pursuant to the agreement, Geniusland will assist the Company with strategic initiatives over the service period between January 23, 2021 to January 24, 2024. For the first-year service, the Company issued 1,000,000 of its common shares valued at $1,330,000 based on fair market price of the Company’s common shares, at $1.33 per share on April 9, 2021. Share-based compensation is amortized over the service period. For the six months ended June 30, 2022 and 2021, the Company recognized share-based compensation expenses of $Nil and $665,000, respectively.

In January 2022, the Company revised the consulting service agreement with Geniusland International Capital Ltd., (“Geniusland”). Pursuant to the new agreement, the service will cease on March 28, 2022. For the service provided between December 29, 2021 to March 28, 2022. The Company issued 500,000 common shares valued at $735,000 based on fair market price of the Company’s common shares, at $1.47 per share on January 3, 2022. Share-based compensation is amortized over the service period. For the six months ended June 30, 2022, the Company recognized share-based compensation expenses of $735,000.

	Number of shares	Weighted average grant date value
Nonvested as of December 31, 2021	1,000,000	1,330,000
Granted	500,000	$735,000
Vested	1,500,000	2,065,000
Nonvested as of June 30, 2022	-	$-

On May 11, 2021, the Company issued 75,000 common shares to Yorkville Advisors Global LP for services rendered in connection with Company’s corporate strategy on the Nasdaq Stock Market. For the six months ended June 30, 2021, the Company recognized share-based compensation expenses of $84,637.

On December 27, 2021, the Company entered into an acquisition agreement to acquire 100% equity interest in REIT Mingde and its subsidiaries from two unrelated parties for a consideration of $1,569,000 (or RMB 10 million). REIT Mingde, through its subsidiaries, is primarily engaged in providing roadside assistance services and software development services. The acquisition was completed on December 28, 2021 (the “acquisition date”). The Company believes the acquisition will expand the Company’s technology application in the transportation market. In lieu of cash consideration of RMB 10 million, the Company issued an aggregate of 2,580,000 common shares to the sellers, based on a price of $0.61 per share and the exchange rate of USD to RMB of 6.39 on February 22, 2022.

On April 22, 2022, the Company’s board of directors approved the issuance of an aggregate of 1,025,000 common shares to its employees for their services under the 2018 Share Incentive Plan; and also approved the issuance of an aggregate of 3,000,000 common shares to its employees, officers and directors for their services under the 2021 Share Incentive Plan, both of which were registered under the registration statement on Form S-8 which was filed with the SEC on April 26, 2022. The Company issued an aggregate of 4,025,000 shares between May 9, 2022 and June 4, 2022 and recognized share-based compensation expenses of $3,296,475 related to the issuance.

On May 25, 2022, the Company issued 5,970,000 Common Shares to Hainan Tashanshi Digital Information Co. Ltd. at $0.60 per share for aggregate gross proceeds of $3,582,000.

Conversion of convertible loans

For the six months ended June 30, 2022, the Company issued 1,068,078 shares for conversion of convertible loan based on the conversion price ranging from $1.28. (Note 11).

Purchase of non-controlling interest in Xinyi REIT

On April 8, 2022, the Company signed an agreement with the minority shareholder of Xinyi REIT. Pursuant to the agreement, the Company agreed to purchase the minority shareholder’s 30% equity interest in Xinyi REIT for an aggregated consideration of RMB18 million which is payable in four installments of RMB 4 million, RMB 4 million, RMB 5 million, and RMB 5 million by the end of April 2022, June 2022, September 2022, and December 2022, respectively. The Company has paid RMB 4 million (approximately $0.6 million) as of June 30, 2022. As of June 30, 2022, the balance amounted to RMB 14 million (approximately $2.1 million). The Company further paid RMB 3 million (approximately $0.4 million) in subsequently.

Non-controlling shareholder contribution

On April 6, 2022, Hainan Shi Yuan Tong Da Ye Feng Private Equity Partnership (Limited Partnership) signed an investment agreement with REIT Mingde to invest RMB 5 million (approximately $0.8 million) into REIT Mingde ‘s subsidiary Fangyuyuan in exchange for 10% equity interest.